SCHEDULE OF FINANCIAL ASSETS (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents	$ 48,173,742	$ 1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Due from affiliates			9,463,164
Restricted cash equivalent	$ 4,739,916		2,681,110
Latam Logistic Properties SA [member]
DisclosureofFinancialRiskManagementLineItems [Line Items]
Cash and cash equivalents			35,242,363		14,988,112	$ 17,360,353	$ 15,458,803
Receivables from the sale of investment properties			9,030,614
Lease and other receivables			10,506,310		9,313,109
Due from affiliates			9,463,164		8,798,945
Restricted cash equivalent			2,681,110		3,252,897
Total financial assets			$ 66,923,561		$ 36,353,063